Convertible Notes Payable (Tables) - DiamiR Biosciences Corp. [Member]	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Convertible Notes Payable [Line Items]
Schedule of Convertible Notes Payable

Convertible notes payable consist of the following:

	February 28, 2026	May 31, 2025
Executive director	$1,086,867	$872,245
Former Chief Scientific Officer	—	85,417
Others	195,850	—
Total	$1,282,717	$957,662
Convertible notes payable consist of the following:
	May 31, 2025	May 31, 2024
Executive director	$872,245	$536,861
Former Chief Scientific Officer	85,417	77,321
Total	$957,662	$614,182

Schedule of Interest Expenses

Interest expense consists of the following in the nine months ended February 28:

	2026	2025
Interest on notes	$39,456	$24,774
Amortization of discount	48,293	30,803
Other	211	3,873
Total	$87,960	$59,450
Interest expense consists of the following in the years ended May 31:
	2025	2024
Interest on notes	$38,508	$23,232
Amortization of discount	43,538	25,367
Total	$82,046	$48,599